Offerings - Offering: 1	Jun. 12, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0002 par value per share
Maximum Aggregate Offering Price	$ 14,335,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,195
Offering Note

(1)	In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(2)	Consists of 1,500,000 shares of common stock, par value $0.0002 per share, of the Registrant (the “Common Stock”), which includes (i) 886,799 shares which may be issued under the Company’s 2023 Stock Incentive Plan (the “2023 Plan”) and (ii) 613,201 shares that may be issued upon exercise of options granted under the 2023 Plan.

(3)	Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices of the registrant’s common stock as reported on the Nasdaq Global Market on June 12, 2025.